UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                                 WASHINGTON D.C. 20549
                                              FORM 13F

                                 FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):
 [   ]  is a restatement.
 [   ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:                    McClain Value Management LLC
Address:               175 Elm Street
                               New Canaan, CT  06840
13F File Number:  28-12710

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of the submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:                    Phillip C. McClain
Title:                      President
Phone:                  203-966-3197

Signature,  Place, and Date of Signing:

Phillip C. McClain,   New Canaan, Connecticut,  February 13, 2013

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[   ] 13F NOTICE.
[   ] 13F COMBINATION REPORT.

                                                     FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:               0
Form 13F Information Table Entry Total:          34
Form 13F Information Table Value Total:          $384288
List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1 800 Flowers.Com Inc          COM              68243Q106     5336  1453885 SH       Sole                   848303            605582
Alere Inc Com                  COM              01449J105    23098  1248514 SH       Sole                  1029358            219156
Alleghany Corp Del Com         COM              017175100    14180    42274 SH       Sole                    31864             10410
Builders Firstsource Inc       COM              12008R107     3045   545755 SH       Sole                   545755
CGI Group Inc                  COM              39945C109     7989   345415 SH       Sole                   152531            192884
Ciber Inc Com                  COM              17163B102    16416  4914867 SH       Sole                  3924576            990291
DTS Inc                        COM              23335C101     3372   201923 SH       Sole                   164951             36972
Devon Energy Corp              COM              25179M103    14690   282284 SH       Sole                   218224             64060
E Trade Financial Corp Com New COM              269246401    18545  2072058 SH       Sole                  1674254            397804
Encana Corporation             COM              292505104    14656   741710 SH       Sole                   580933            160777
Endeavour Intl Corp            COM              29259G200    20019  3864676 SH       Sole                  3210260            654416
Fidelity Natl Finl             COM              31620R105    21678   920519 SH       Sole                   723536            196983
Hillshire Brands Co.           COM              432589109     2541    90281 SH       Sole                    22744             67537
Howard Hughes Corp Com         COM              44267D107    23044   315584 SH       Sole                   253170             62414
ISTAR FINL INC COM             COM              45031U101    11604  1423837 SH       Sole                  1154285            269552
ITT Corp New Com               COM              450911201     2395   102088 SH       Sole                    26183             75905
Interpublic Group Cos          COM              460690100    14184  1287157 SH       Sole                   997816            289341
Kinder Morgan Mgt LLC          COM              49455U100     3835    50817 SH       Sole                    13358             37459
Leapfrog Enterprises Cl A      COM              52186N106    18249  2114575 SH       Sole                  1648933            465642
Owens Illinois Inc Com New     COM              690768403    18242   857642 SH       Sole                   686935            170707
Pacific Sunwear of California  COM              694873100     1025   644715 SH       Sole                   644715
Packaging Corp Amer Com        COM              695156109     3382    87914 SH       Sole                    24113             63801
Pfizer Inc                     COM              717081103    24895   992670 SH       Sole                   765879            226791
Polycom, Inc.                  COM              73172K104     2383   227855 SH       Sole                   162739             65116
Silgan Holdings Inc            COM              827048109     7935   191022 SH       Sole                   132374             58648
Staples Inc                    COM              855030102    19742  1731746 SH       Sole                  1397676            334070
Stoneridge Inc.                COM              86183P102     1433   279943 SH       Sole                   279943
Terex Corp                     COM              880779103    19971   710443 SH       Sole                   580006            130437
Tupperware Brands Corp         COM              899896104    24946   389166 SH       Sole                   320186             68980
Unitedhealth Group Inc         COM              91324P102     3257    60056 SH       Sole                    12685             47371
Universal Technical Institute  COM              913915104     1277   127144 SH       Sole                   127144
Unum Group                     COM              91529Y106    14793   710516 SH       Sole                   541022            169494
XO Group, Inc.                 COM              983772104     2131   229138 SH       Sole                   229138
AIG Fractional Warrants        WT                                0    33933 SH       Sole                    33933